Property and Equipment, Net (Details) - Schedule of Property and equipment - USD ($)	Jun. 30, 2022	Jun. 30, 2021
Property, Plant and Equipment [Line Items]
Total property and equipment, at cost	$ 4,825,342	$ 401,474
Less: accumulated depreciation	(230,238)	(97,986)
Property and equipment, net	4,595,104	303,488
Buildings [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, at cost	4,416,120
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, at cost	10,266	10,665
Electronic Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, at cost	75,466	74,845
Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, at cost	$ 323,490	$ 315,964